Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue	$ 153.7		$ 136.4
Deferred revenue recognized	36.8	$ 32.3
Performance obligation not yet recognized	$ 989.4	$ 333.4
Minimum [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract with customer, term	18 months
Maximum [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract with customer, term	48 months